Equity - Reserves for Other Comprehensive Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reserves within equity
Balance	€ 53,644	€ 55,230
Balance	55,648	53,644
Reserve for OCI on cash flow hedge derivatives
Reserves within equity
Balance	36	(342)
Changes of the year	(735)	73
Reversal to inventories adjustments		(5)
Reclassification adjustments	87	310
Balance	(612)	36
Reserve for OCI on cash flow hedge derivatives | Gross reserve
Reserves within equity
Balance	50	(483)
Changes of the year	(1,034)	105
Reversal to inventories adjustments		(8)
Reclassification adjustments	123	436
Balance	(861)	50
Reserve for OCI on cash flow hedge derivatives | Deferred tax liabilities, gross
Reserves within equity
Balance	(14)	141
Changes of the year	299	(32)
Reversal to inventories adjustments		3
Reclassification adjustments	(36)	(126)
Balance	249	(14)
Reserve for OCI on defined benefit plans
Reserves within equity
Balance	(88)	(58)
Changes of the year	4	(21)
Currency translation differences	(2)	(9)
Changes in scope of consolidation	(5)
Balance	(91)	(88)
Reserve for OCI on defined benefit plans | Gross reserve
Reserves within equity
Balance	(94)	(20)
Changes of the year	8	(31)
Currency translation differences	(5)	(43)
Changes in scope of consolidation	(30)
Balance	(121)	(94)
Reserve for OCI on defined benefit plans | Deferred tax liabilities, gross
Reserves within equity
Balance	6	(38)
Changes of the year	(4)	10
Currency translation differences	3	34
Changes in scope of consolidation	25
Balance	30	6
Reserve for OCI on equity-accounted investments
Reserves within equity
Balance	98	46
Changes of the year	(70)	52
Balance	28	98
Reserve for OCI on equity-accounted investments | Defined Benefit Plans
Reserves within equity
OCI relating to equity-accounted investments	1	(1)
Reserve for OCI on Investments valued fair value
Reserves within equity
Balance	98	53
Changes of the year	62	45
Balance	€ 160	€ 98